As filed with the Securities and Exchange Commission on April 19, 2013

Securities Act File No. 333-37711

Investment Company Act File No. 811-08437

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☐
Amendment No. 40	☒
(Check appropriate box or boxes)

UNDISCOVERED MANAGERS FUNDS

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Carmine Lekstutis, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
270 Park Avenue	1095 Avenue of the Americas
New York, NY 10017	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	on April 30, 2013 pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses, statement of additional information and Part C included in Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Undiscovered Managers Funds (the “Trust”), filed with the Commission on February 19, 2013 (Accession Number 0001193125-13-064925) (the “Registration Statement”) are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Undiscovered Managers Funds, certifies that it meets all the requirements of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 19th day of April, 2013.

UNDISCOVERED MANAGERS FUNDS

By:	Patricia A. Maleski*
Patricia A. Maleski
President & Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 19, 2013.

	John F. Finn*		Marilyn McCoy*
	John F. Finn		Marilyn McCoy
	Trustee		Trustee

	Matthew Goldstein*		Mitchell M. Merin*
	Matthew Goldstein		Mitchell M. Merin
	Trustee		Trustee

	Robert J. Higgins*		William G. Morton*
	Robert J. Higgins		William G. Morton
	Trustee		Trustee

	Frankie D. Hughes*		Robert A. Oden, Jr.*
	Frankie D. Hughes		Robert A. Oden, Jr.
	Trustee		Trustee

	Peter C. Marshall*		Marian U. Pardo*
	Peter C. Marshall		Marian U. Pardo
	Trustee		Trustee

	Mary E. Martinez*		Frederick W. Ruebeck*
	Mary E. Martinez		Frederick W. Ruebeck.
	Trustee		Trustee

By	Joy C. Dowd*		James J. Schonbachler*
	Joy C. Dowd		James J. Schonbachler
	Treasurer & Principal Financial Officer		Trustee

*By	/s/ Carmine Lekstutis	By	Patricia A. Maleski*
	Carmine Lekstutis		Patricia A. Maleski
	Attorney-in-fact		President & Principal Executive Officer